Financial Risk Management (Tables)	6 Months Ended
Sep. 30, 2024
Financial Risk Management [Abstract]
Schedule of Level in Fair Value Hierarchy
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of September 30, 2024 (Unaudited)
Digital assets	204,594,180	—	—	204,594,180
Digital assets-related party	4,033,054	—	—	4,033,054
Listed equity securities	21,737,833	—	—	21,737,833
Listed futures contracts	1,011	—	—	1,011
Unlisted equity securities	—	—	911,404	911,404
Investment in funds	1,622,836	—	—	1,622,836
Digital assets payable	—	—	(111,294,566)	(111,294,566)
Digital assets payable-related party	—	—	(40,736,006)	(40,736,006)
Total	231,988,914	—	(151,119,168)	80,869,746

As of March 31, 2024 (Audited)
Digital assets	126,468,184	—	—	126,468,184
Listed equity securities	1,727,007	—	—	1,727,007
Listed futures contracts	9,731	—	—	9,731
Unlisted equity securities	—	—	811,404	811,404
Investment in funds	40,646,465	—	—	40,646,465
Digital assets payable	—	—	(71,437,331)	(71,437,331)
Digital assets payable-related party	—	—	(8,926,859)	(8,926,859)
Total	168,851,387	—	(79,552,786)	89,298,601

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Within 1 year	Over 1 year	Total
	US$	US$	US$
As of September 30, 2024 (Unaudited)
Non-derivative financial liabilities
Account and other payables	5,144,466	—	5,144,466
Lease liabilities	187,277	118,632	305,909
Total	5,331,743	118,632	5,450,375

As of March 31, 2024 (Audited)
Non-derivative financial liabilities
Account and other payables	11,508,989	—	11,508,989
Lease liabilities	40,245	—	40,245
Total	11,549,234	—	11,549,234